Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note H – Goodwill

The Company performed an annual qualitative assessment of impairment of goodwill as of October 1, 2021 and 2020 for each of the three reporting units, Mission Solutions, Space Components, and Engineering Services, concluding there was no impairment. The Company also concluded that there were no indicators of goodwill impairment requiring further testing during the Successor 2021 Period.

The changes in the carrying amount of goodwill were as follows:

Successor
Balance of goodwill as of February 10, 2020	$—
Goodwill arising from the Adcole acquisition	21,525
Goodwill arising from the DSS acquisition	3,984
Goodwill arising from the MIS acquisition	15,320
Goodwill arising from the Roccor acquisition	6,725
Goodwill arising from the LoadPath acquisition	4,813
Change arising from impact of foreign currency	344
Balance of goodwill as of December 31, 2020	52,711
Goodwill arising from the Oakman acquisition	6,866
Goodwill arising from the DPSS acquisition	10,904
Goodwill arising from the Techshot acquisition	26,521
Measurement period adjustment — DSS acquisition	(85)
Measurement period adjustment — MIS acquisition	(512)
Measurement period adjustment — Roccor acquisition	(684)
Measurement period adjustment — DPSS acquisition	350
Measurement period adjustment — Oakman acquisition	1,917
Measurement period adjustment — LoadPath acquisition	(1,427)
Change arising from impact of foreign currency	(247)
Balance of goodwill as of December 31, 2021	$96,314

The Company’s estimate of the amount payable to/receivable from the seller as of the acquisition date changed during the Successor 2021 Period resulting in measurement period adjustments for DSS, MIS, Roccor and DPSS. These changes primarily related to the settlement of net working capital adjustments.

During the Successor 2021 Period, LoadPath finalized its predecessor tax return which included an election for which assets and liabilities are recorded at fair value and no differences between book and tax basis exist at the acquisition date, resulting in a measurement period adjustment to the deferred tax liability recorded at acquisition. Based on the Company’s continued refinement of estimates around the LoadPath percentage of completion calculation, during the Successor 2021 Period, the Company recorded a measurement period adjustment to reduce the deferred revenue balance with a corresponding reduction to the goodwill balance as of the acquisition date.

Also during the Successor 2021 Period, the Company continued to refine its estimates around the valuation of intangible assets from the acquisition of Oakman. Based on the fair value methodologies described in Note C, a measurement period adjustment was recognized to reduce the fair value of intangible assets with a corresponding increase in goodwill as of the acquisition date.